Loans and Allowance for Loan Losses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Allowance for Credit Losses
Loan loss provision	$ 454,000	$ 955,000
Interest income on nonaccrual loans	$ 13,000,000